UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New Perspective Fund®

Investment portfolio

December 31, 2017

unaudited

Common stocks 94.61% Information technology 25.91%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.1	221,552,994	$1,702,427
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	117,150
Facebook, Inc., Class A2	9,802,000	1,729,661
ASML Holding NV1	6,292,109	1,091,606
ASML Holding NV (New York registered)	2,759,470	479,651
Alphabet Inc., Class C2	936,887	980,359
Alphabet Inc., Class A2	525,700	553,772
Microsoft Corp.	17,022,000	1,456,062
Broadcom Ltd.	4,316,600	1,108,934
Samsung Electronics Co., Ltd.1	428,488	1,018,012
Samsung Electronics Co., Ltd., nonvoting preferred1	7,128	13,896
Visa Inc., Class A	7,382,100	841,707
Murata Manufacturing Co., Ltd.1	5,278,341	705,474
MasterCard Inc., Class A	4,595,900	695,635
Nintendo Co., Ltd.1	1,898,900	691,298
GoDaddy Inc., Class A2,3	9,471,240	476,214
Texas Instruments Inc.	4,074,700	425,562
ON Semiconductor Corp.2	20,056,500	419,983
AAC Technologies Holdings Inc.1	23,338,210	415,058
VeriSign, Inc.2	3,269,844	374,201
Largan Precision Co., Ltd.1	2,505,000	337,355
Intel Corp.	6,653,000	307,102
Trimble Inc.2	6,634,000	269,606
QUALCOMM Inc.	4,131,100	264,473
Amphenol Corp., Class A	2,787,900	244,778
Naver Corp.1	295,700	240,088
Global Payments Inc.	2,282,000	228,748
Apple Inc.	1,270,200	214,956
TEMENOS Group AG (Switzerland)1	1,677,219	214,640
SAP SE1	1,911,024	214,283
PayPal Holdings, Inc.2	2,745,580	202,129
Symantec Corp.	6,110,000	171,447
FLIR Systems, Inc.	3,644,000	169,883
Telefonaktiebolaget LM Ericsson, Class B1	24,607,559	161,309
Autodesk, Inc.2	1,465,000	153,576
MercadoLibre, Inc.	466,800	146,883
Amadeus IT Group SA, Class A, non-registered shares1	1,887,107	135,828
Keyence Corp.1	237,000	132,333
DXC Technology Co.	1,250,000	118,625
Applied Materials, Inc.	2,000,000	102,240
Western Digital Corp.	1,200,000	95,436
Halma PLC1	5,564,540	94,434
Flex Ltd.2	5,000,000	89,950
TE Connectivity Ltd.	913,975	86,864
Renesas Electronics Corp.1,2	6,229,611	72,109
MediaTek Inc.1	6,275,000	61,859

New Perspective Fund — Page 1 of 10

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
NetApp, Inc.	645,300	$35,698
LG Display Co., Ltd.1	800,000	22,340
		19,885,634
Consumer discretionary 18.25%
Amazon.com, Inc.2	2,398,740	2,805,254
Naspers Ltd., Class N1	6,129,901	1,707,971
Priceline Group Inc.2	363,380	631,460
Starbucks Corp.	9,853,600	565,892
LVMH Moët Hennessy-Louis Vuitton SE1	1,749,166	513,818
Norwegian Cruise Line Holdings Ltd.2	9,605,900	511,514
Netflix, Inc.2	2,549,000	489,306
NIKE, Inc., Class B	7,645,000	478,195
Hilton Worldwide Holdings Inc.	5,732,501	457,798
Tesla, Inc.2	1,442,000	448,967
Home Depot, Inc.	2,225,000	421,704
Peugeot SA1	17,537,906	356,258
adidas AG1	1,630,170	325,421
Suzuki Motor Corp.1	4,747,400	274,970
Valeo SA, non-registered shares1	3,685,769	274,671
Royal Caribbean Cruises Ltd.	2,224,800	265,374
Hermès International1	471,740	252,519
Samsonite International SA1	52,248,200	240,001
Altice NV, Class A1,2	21,382,821	223,687
Newell Brands Inc.	6,841,300	211,396
Wynn Resorts, Ltd.	1,221,100	205,865
Ctrip.com International, Ltd. (ADR)2	4,383,000	193,290
Industria de Diseño Textil, SA1	5,482,796	190,700
Burberry Group PLC1	7,802,931	188,643
MGM Resorts International	5,384,300	179,782
Kering SA1	371,180	174,984
Hyundai Motor Co.1	1,160,350	169,045
McDonald’s Corp.	979,900	168,660
Walt Disney Co.	1,553,800	167,049
Melco Resorts & Entertainment Ltd. (ADR)	4,532,200	131,615
Ryohin Keikaku Co., Ltd.1	366,800	114,205
CBS Corp., Class B	1,908,924	112,627
Wynn Macau, Ltd.1	33,968,300	107,021
Sony Corp.1	2,346,000	105,380
Twenty-First Century Fox, Inc., Class A	2,265,200	78,217
SES SA, Class A (FDR)1	4,614,673	71,910
Whirlpool Corp.	342,500	57,759
Domino’s Pizza, Inc.	299,000	56,499
YUM! Brands, Inc.	595,000	48,558
DENSO Corp.1	479,800	28,806
		14,006,791
Financials 11.06%
JPMorgan Chase & Co.	11,172,300	1,194,766
CME Group Inc., Class A	7,012,400	1,024,161
AIA Group Ltd.1	111,018,600	946,802
Chubb Ltd.	4,220,800	616,786
Prudential PLC1	20,267,222	521,074
BlackRock, Inc.	913,789	469,423
Moody’s Corp.	2,989,700	441,310

New Perspective Fund — Page 2 of 10

unaudited

Common stocks Financials (continued)	Shares	Value (000)
BNP Paribas SA1	5,791,770	$431,915
DNB ASA1	18,042,754	333,607
KBC Groep NV1	3,703,624	315,544
ICICI Bank Ltd.1	32,135,719	157,575
ICICI Bank Ltd. (ADR)	12,430,000	120,944
Société Générale1	5,170,000	266,553
Goldman Sachs Group, Inc.	812,326	206,948
Intercontinental Exchange, Inc.	2,682,000	189,242
Sampo Oyj, Class A1	2,265,112	124,435
UniCredit SpA1,2	6,524,547	121,548
Arch Capital Group Ltd.2	1,274,950	115,727
State Street Corp.	1,101,136	107,482
Bank of New York Mellon Corp.	1,685,700	90,792
Berkshire Hathaway Inc., Class A2	280	83,328
T. Rowe Price Group, Inc.	725,000	76,074
Oversea-Chinese Banking Corp. Ltd.1	7,639,500	70,581
Bank of America Corp.	2,339,100	69,050
Morgan Stanley	1,270,500	66,663
AXA SA1	2,215,000	65,649
Banco Santander, SA1	9,479,180	62,158
Credit Suisse Group AG1	3,227,213	57,445
Münchener Rückversicherungs-Gesellschaft AG 1	207,179	44,914
Banco Bilbao Vizcaya Argentaria, SA1	4,957,268	42,198
UBS Group AG1	1,425,985	26,201
Metlife, Inc.	403,800	20,416
Brighthouse Financial, Inc.2	36,709	2,153
		8,483,464
Consumer staples 9.02%
British American Tobacco PLC1	15,690,289	1,058,944
Pernod Ricard SA1	6,378,796	1,009,704
Nestlé SA1	10,704,918	919,896
Coca-Cola Co.	8,966,800	411,397
Associated British Foods PLC1	9,300,445	353,570
Philip Morris International Inc.	2,734,800	288,932
Carlsberg A/S, Class B1	2,038,206	244,129
Costco Wholesale Corp.	1,282,800	238,755
Shoprite Holdings Ltd.1	12,172,500	217,605
Unilever NV, depository receipts1	3,709,300	208,405
L’Oréal SA, bonus shares1	883,207	195,657
Mondelez International, Inc.	4,243,800	181,635
Asahi Group Holdings, Ltd.1	3,567,800	176,888
Japan Tobacco Inc.1	4,986,400	160,602
Uni-Charm Corp.1	6,050,000	157,269
Coca-Cola European Partners PLC	3,615,479	144,077
Reckitt Benckiser Group PLC1	1,419,500	132,594
Diageo PLC1	3,449,522	126,247
Danone SA1	1,457,922	122,229
Fomento Económico Mexicano, SAB de CV (ADR)	800,000	75,120
Fomento Económico Mexicano, SAB de CV	4,950,000	46,561
Alimentation Couche-Tard Inc., Class B	1,744,700	91,038
PepsiCo, Inc.	748,100	89,712
Coca-Cola HBC AG (CDI)1	2,515,322	81,816
Walgreens Boots Alliance, Inc.	1,122,913	81,546

New Perspective Fund — Page 3 of 10

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Kao Corp.1	1,045,000	$70,681
Unilever PLC1	666,760	36,938
		6,921,947
Industrials 8.87%
Airbus SE, non-registered shares1	7,000,039	695,144
Ryanair Holdings PLC (ADR)2	5,365,861	559,069
ASSA ABLOY AB, Class B1	21,969,543	455,877
IDEX Corp.	3,023,500	399,011
Johnson Controls International PLC	10,340,649	394,082
Caterpillar Inc.	1,972,000	310,748
TransDigm Group Inc.	1,101,650	302,535
Equifax Inc.	2,297,900	270,968
Safran SA1	2,633,970	270,850
Boeing Co.	909,000	268,073
Deutsche Post AG1	5,615,000	266,740
Deere & Co.	1,682,000	263,250
Eaton Corp. PLC	3,047,000	240,743
DSV A/S1	2,237,593	176,170
KONE Oyj, Class B1	3,139,779	168,484
Edenred SA1	4,892,421	141,736
Fortive Corp.	1,956,403	141,546
Aggreko PLC1	12,796,777	137,612
Nielsen Holdings PLC	3,474,000	126,454
FedEx Corp.	500,000	124,770
Hoshizaki Corp.1	1,412,335	124,693
General Electric Co.	6,616,900	115,465
Jardine Matheson Holdings Ltd.1	1,847,600	112,177
RELX PLC1	4,403,200	103,157
Aalberts Industries NV, non-registered shares1	2,020,000	102,565
C.H. Robinson Worldwide, Inc.	1,067,000	95,059
PageGroup PLC1	14,839,515	93,053
DP World Ltd.1	3,462,655	86,629
SMC Corp.1	165,600	68,192
Lockheed Martin Corp.	188,000	60,357
Ingersoll-Rand PLC	600,800	53,585
Larsen & Toubro Ltd.1	2,525,314	49,786
Hexcel Corp.	383,000	23,689
		6,802,269
Health care 8.35%
Incyte Corp.2	6,965,700	659,721
Novo Nordisk A/S, Class B1	10,526,710	565,760
Bayer AG1	4,145,893	515,646
Intuitive Surgical, Inc.2	1,374,100	501,464
Regeneron Pharmaceuticals, Inc.2	1,302,297	489,612
Boston Scientific Corp.2	17,790,200	441,019
Thermo Fisher Scientific Inc.	2,257,974	428,744
AstraZeneca PLC1	4,838,202	332,012
Zoetis Inc., Class A	3,175,000	228,727
Juno Therapeutics, Inc.2	4,484,887	205,004
Roche Holding AG, non-registered shares, nonvoting1	780,481	197,417
Cerner Corp.2	2,453,000	165,308
IDEXX Laboratories, Inc.2	1,017,000	159,038
Novartis AG1	1,839,051	155,477

New Perspective Fund — Page 4 of 10

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Seattle Genetics, Inc.2	2,903,803	$155,354
Danaher Corp.	1,446,500	134,264
Medtronic PLC	1,628,800	131,526
Ultragenyx Pharmaceutical Inc.2,3	2,768,288	128,393
Vertex Pharmaceuticals Inc.2	828,000	124,084
Gilead Sciences, Inc.	1,672,300	119,804
Agios Pharmaceuticals, Inc.2	2,086,622	119,292
Essilor International SA1	781,900	107,820
CSL Ltd.1	960,000	105,659
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	3,791,766	86,992
Eli Lilly and Co.	997,700	84,266
DENTSPLY SIRONA Inc.	1,000,000	65,830
		6,408,233
Materials 5.79%
Vale SA, ordinary nominative (ADR)	57,805,119	706,957
Vale SA, ordinary nominative	10,731,155	130,245
Asahi Kasei Corp.1	38,649,973	497,890
Praxair, Inc.	3,203,100	495,456
DowDuPont Inc.	6,490,005	462,218
Koninklijke DSM NV1	4,050,000	386,066
Shin-Etsu Chemical Co., Ltd.1	3,095,300	313,940
Sherwin-Williams Co.	735,000	301,379
Potash Corp. of Saskatchewan Inc. (CAD denominated)	10,388,500	213,059
Chr. Hansen Holding A/S1	1,919,776	180,048
LafargeHolcim Ltd.1	2,882,493	162,405
Newcrest Mining Ltd.1	8,420,577	149,615
Rio Tinto PLC1	1,855,000	97,902
LANXESS AG1	1,202,000	95,574
Linde AG, non-registered shares1,2	370,000	86,557
Glencore PLC1	11,500,000	60,505
BHP Billiton PLC1	2,398,900	49,102
Barrick Gold Corp.	1,845,600	26,706
CF Industries Holdings, Inc.	622,500	26,481
		4,442,105
Energy 4.16%
Reliance Industries Ltd.1	50,460,000	727,964
Enbridge Inc. (CAD denominated)	12,938,362	506,006
Enbridge Inc. (CAD denominated)1,4	2,323,647	89,058
Canadian Natural Resources, Ltd.	10,438,000	373,011
Royal Dutch Shell PLC, Class B1	10,027,500	338,197
Royal Dutch Shell PLC, Class A1	411,721	13,783
Occidental Petroleum Corp.	3,201,300	235,808
Schlumberger Ltd.	3,320,000	223,735
EOG Resources, Inc.	1,585,000	171,037
Halliburton Co.	2,845,100	139,040
Ensco PLC, Class A	12,259,925	72,456
ConocoPhillips	1,200,000	65,868
Baker Hughes, a GE Co., Class A	1,990,000	62,964
Chevron Corp.	375,700	47,034
Core Laboratories NV	399,500	43,765

New Perspective Fund — Page 5 of 10

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)2	4,070,000	$41,880
Oil Search Ltd.1	6,417,335	39,038
		3,190,644
Telecommunication services 1.34%
SoftBank Group Corp.1	6,062,234	478,936
América Móvil, SAB de CV, Series L (ADR)	19,353,600	331,914
Vodafone Group PLC1	41,543,367	131,238
MTN Group Ltd.1	7,953,498	87,915
		1,030,003
Utilities 0.92%
AES Corp.	18,538,100	200,768
Enel SPA1	31,841,230	195,715
Sempra Energy	1,749,600	187,067
Ørsted AS1	2,300,000	125,306
		708,856
Real estate 0.33%
American Tower Corp. REIT	899,800	128,374
Digital Realty Trust, Inc. REIT	591,900	67,417
Weyerhaeuser Co. REIT2	1,545,000	54,477
		250,268
Miscellaneous 0.61%
Other common stocks in initial period of acquisition		470,113
Total common stocks (cost: $42,558,294,000)		72,600,327
Convertible bonds 0.22% Energy 0.12%	Principal amount (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 20195	$2,964	810
Cobalt International Energy, Inc., convertible notes, 3.125% 20245	50,413	13,611
Weatherford International PLC 5.875% 2021	70,188	76,242
		90,663
Health care 0.10%
Bayer AG, convertible notes, 5.625% 2019	€56,300	76,084
Total convertible bonds (cost: $170,241,000)		166,747
Bonds, notes & other debt instruments 0.05% U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%
U.S. Treasury 0.75% 2018	$40,000	39,966
Total bonds, notes & other debt instruments (cost: $39,967,000)		39,966
Short-term securities 4.92%
Bank of Montreal 1.39%–1.72% due 2/5/2018–3/29/2018	207,700	207,457
Bank of Nova Scotia 1.53% due 3/5/20184	100,000	99,703
BNP Paribas Finance Inc. 1.86% due 4/26/20184	55,900	55,572

New Perspective Fund — Page 6 of 10

unaudited

Short-term securities	Principal amount (000)	Value (000)
Caisse d’Amortissement de la Dette Sociale 1.36% due 1/4/20184	$75,000	$74,983
Canadian Imperial Holdings Inc. 1.37% due 1/24/2018	100,000	99,891
CPPIB Capital Inc. 1.30% due 1/5/20184	158,900	158,855
DBS Bank Ltd. 1.37%–1.47% due 1/8/2018–2/15/20184	142,400	142,307
Federal Home Loan Bank 1.12%–1.31% due 1/24/2018–3/28/2018	549,000	548,059
Gotham Funding Corp. 1.46% due 1/12/20184	35,000	34,980
ING (U.S.) Funding LLC 1.48% due 3/19/2018	53,300	53,111
KfW 1.29%–1.32% due 1/5/2018–1/12/20184	115,300	115,259
Liberty Street Funding Corp. 1.49% due 2/20/2018–2/21/20184	97,600	97,363
Mizuho Bank, Ltd. 1.35%–1.58% due 1/9/2018–2/6/20184	268,800	268,553
National Australia Bank Ltd. 1.42%–1.65% due 2/26/2018–4/4/20184	57,300	57,080
Nordea Bank AB 1.29%–1.42% due 1/16/2018–2/28/20184	230,700	230,386
Old Line Funding, LLC 1.36% due 1/22/20184	20,600	20,578
Oversea-Chinese Banking Corporation Limited 1.42%–1.53% due 1/11/2018–3/1/20184	104,200	104,038
Province of Alberta 1.33% due 2/16/20184	50,000	49,900
Royal Bank of Canada 1.33%–1.50% due 1/26/2018–3/6/2018	215,700	215,282
Sumitomo Mitsui Banking Corp. 1.31%–1.33% due 1/5/2018–1/17/20184	148,500	148,406
Svenska Handelsbanken Inc. 1.29%–1.38% due 1/3/2018–2/12/20184	175,000	174,808
Swedbank AB 1.45%–1.51% due 3/6/2018–3/21/2018	227,300	226,614
Toronto-Dominion Bank 1.54%–1.75% due 3/6/2018–3/21/20184	163,500	162,962
Toyota Motor Credit Corp. 1.26% due 1/8/2018	100,000	99,962
U.S. Bank, N.A. 1.31% due 2/2/2018	30,000	29,997
U.S. Treasury Bills 1.07%–1.55% due 1/2/2018–11/8/2018	200,000	198,537
Victory Receivables Corp. 1.42%–1.44% due 1/17/2018–2/13/20184	99,500	99,377
Total short-term securities (cost: $3,774,704,000)		3,774,020
Total investment securities 99.80% (cost: $46,543,206,000)		76,581,060
Other assets less liabilities 0.20%		155,748
Net assets 100.00%		$76,736,808

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD33,452	JPY3,754,000	Bank of America, N.A.	1/22/2018	$95
USD1,575	JPY175,930	Bank of America, N.A.	2/15/2018	9
				$104

New Perspective Fund — Page 7 of 10

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Common stocks 0.79%
Information technology 0.62%
GoDaddy Inc., Class A2,6	2,708,500	6,762,740	—	9,471,240	$—	$41,937	$—	$476,214
Health care 0.17%
Ultragenyx Pharmaceutical Inc.2	2,122,900	645,388	—	2,768,288	—	(17,724)	—	128,393
Total 0.79%					$—	$24,213	$—	$604,607

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $31,093,791,000, which represented 40.52% of the net assets of the fund. This amount includes $30,809,076,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,184,168,000, which represented 2.85% of the net assets of the fund.
5	Scheduled interest and/or principal payment was not received.
6	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2017; it was not publicly disclosed.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

New Perspective Fund — Page 8 of 10

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $258,742,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market

New Perspective Fund — Page 9 of 10

unaudited

participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$12,561,285	$7,324,349	$—	$19,885,634
Consumer discretionary	8,686,781	5,320,010	—	14,006,791
Financials	4,895,265	3,588,199	—	8,483,464
Consumer staples	1,648,773	5,273,174	—	6,921,947
Industrials	3,749,404	3,052,865	—	6,802,269
Health care	4,341,450	2,066,783	—	6,408,233
Materials	2,362,501	2,079,604	—	4,442,105
Energy	1,982,604	1,208,040	—	3,190,644
Telecommunication services	331,914	698,089	—	1,030,003
Utilities	387,835	321,021	—	708,856
Real estate	250,268	—	—	250,268
Miscellaneous	308,456	161,657	—	470,113
Convertible bonds	—	166,747	—	166,747
Bonds, notes & other debt instruments	—	39,966	—	39,966
Short-term securities	—	3,774,020	—	3,774,020
Total	$41,506,536	$35,074,524	$—	$76,581,060

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$104	$—	$104

*	Securities with a value of $30,809,076,000, which represented 40.15% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
FDR = Fiduciary Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-007-0218O-S60672	New Perspective Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2018